FINANCIAL INCOME, NET	12 Months Ended
Dec. 31, 2013
FINANCIAL INCOME, NET [Abstract]
FINANCIAL INCOME, NET
NOTE 19:-     FINANCIAL INCOME, NET

	Year ended December 31,
	2013	2012	2011
Income:

Interest on cash equivalents	$90	$48	$82
Gain and interest on available-for-sale marketable securities	557	758	1,607
Interest on bank deposits	211	681	189

Expenses:

Interest on short-term credit and bank commissions	(254)	(272)	(274)
Loss on available-for-sale marketable securities	(3)	-	(42)
Foreign currency translation adjustments, net	(575)	(290)	(547)

	$26	$925	$1,015